Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 83.0%
Air Products & Chemicals Inc.	140,408	$32,050,934
Albemarle Corp.	67,583	4,930,856
Ashland Global Holdings Inc.	40,009	3,179,915
Axalta Coating Systems Ltd.(a)	133,177	3,946,035
Cabot Corp.	37,292	1,667,698
Celanese Corp.	80,757	9,058,513
CF Industries Holdings Inc.	141,011	6,988,505
Chemours Co. (The)	104,582	1,994,379
Corteva Inc.(a)	477,619	14,089,760
Dow Inc.(a)	477,625	23,136,155
DuPont de Nemours Inc.	477,607	34,464,121
Eastman Chemical Co.	88,390	6,660,186
Ecolab Inc.	161,788	32,637,493
Element Solutions Inc.(a)	151,134	1,514,363
FMC Corp.	83,976	7,257,206
GCP Applied Technologies Inc.(a)	46,276	1,019,460
HB Fuller Co.	32,457	1,551,769
Huntsman Corp.	133,862	2,750,864
Ingevity Corp.(a)(b)	26,690	2,630,033
International Flavors & Fragrances Inc.	64,649	9,308,809
Linde PLC	346,194	66,219,988
LyondellBasell Industries NV, Class A	175,308	14,671,527
Minerals Technologies Inc.	22,474	1,196,740
Mosaic Co. (The)	226,383	5,702,588
NewMarket Corp.	5,566	2,346,681
Olin Corp.	105,153	2,110,421
PolyOne Corp.	49,633	1,626,473
PPG Industries Inc.	150,594	17,678,230
RPM International Inc.	83,604	5,670,859
Scotts Miracle-Gro Co. (The)	25,121	2,818,074
Sensient Technologies Corp.	26,992	1,840,045
Trinseo SA	26,043	1,010,729
Valvoline Inc.	120,036	2,423,527
Westlake Chemical Corp.	22,966	1,551,813
WR Grace & Co.	42,680	2,894,131

		330,598,880

Metals & Mining — 16.1%
Alcoa Corp.(a)	118,331	2,661,264
Allegheny Technologies Inc.(a)(b)	80,389	1,750,069
Carpenter Technology Corp.	30,224	1,360,382

Security	Shares	Value

Metals & Mining (continued)
Commercial Metals Co.	75,214	$1,316,997
Compass Minerals International Inc.	21,611	1,206,974
Freeport-McMoRan Inc.	925,264	10,233,420
Newmont Goldcorp Corp.	522,789	19,092,254
Nucor Corp.	194,403	10,571,635
Reliance Steel & Aluminum Co.	42,885	4,286,356
Royal Gold Inc.	41,791	4,782,980
Steel Dynamics Inc.	141,755	4,466,700
U.S. Steel Corp.	109,957	1,652,654
Worthington Industries Inc.	24,799	997,416

		64,379,101

Oil, Gas & Consumable Fuels — 0.3%
Peabody Energy Corp.	50,504	1,063,614

Paper & Forest Products — 0.4%
Domtar Corp.	40,248	1,708,528

Total Common Stocks — 99.8% (Cost: $460,938,463)		397,750,123

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	1,280,122	1,280,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	242,000	242,000

		1,522,762

Total Short-Term Investments — 0.4% (Cost: $1,522,705)		1,522,762

Total Investments in Securities — 100.2% (Cost: $462,461,168)		399,272,885

Other Assets, Less Liabilities — (0.2)%		(880,334)

Net Assets — 100.0%		$398,392,551

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	608,311	671,811	1,280,122	$1,280,762	$1,669	(a)	$242	$(123)
BlackRock Cash Funds: Treasury, SL Agency Shares	355,680	(113,680)	242,000	242,000	2,131		—	—

				$1,522,762	$3,800		$242	$(123)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Basic Materials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$397,750,123	$—	$—	$397,750,123
Money Market Funds	1,522,762	—	—	1,522,762

	$399,272,885	$—	$—	$399,272,885

2